SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Risk (Details) - Revenue from Contract with Customer Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Three Largest Customers
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%		57.00%
Two Largest Customers
Concentration Risk [Line Items]
Concentration risk, percentage		42.00%